SEGMENT REPORTING	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 21 – SEGMENT REPORTING

The Company operates as one operating and reportable segment and its sole business activity provides SaaS and PaaS service committed to helping enterprises digitally transform their businesses using the Company’s cloud-based SaaS product and PaaS platform to develop, use, and control business applications without the need to purchase complex IT infrastructure.

The accounting policies of the segment are the same as those described in “Note 3 — Summary of Significant Accounting Policies.” The Company’s CODM uses consolidated net loss to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions.

Additionally, the CODM reviews and uses functional expenses included in consolidated net loss to manage the Company’s operations and assess operating profitability. The Company operates as one operating and reportable segment, and as such the significant segment expenses regularly provided to the CODM are those presented on the unaudited condensed consolidated statements of operations and comprehensive loss. These significant segment expenses include cost of revenue, selling, general and administrative, and research and development expenses. Other segment items that are presented on the unaudited condensed consolidated statements of operations and comprehensive loss include other income, other expenses, and income tax expenses.